Income Taxes - Deferred Tax Assets and Deferred Tax Liabilities (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets
Net operating loss carryforwards	$ 29,841	$ 17,015
Research and development credits	5,649	2,806
Stock-based compensation expense	8	5,892
Other expenses	705	1,697
Deferred revenue	84,626	83,417
Operating lease liabilities	2,718	3,186
R&E Capitalization	19,778	9,588
Patent and license costs	9,140	7,472
Gross deferred tax assets	152,465	131,073
Deferred Tax Liabilities
Intangible assets	(41,144)	0
Depreciation	(128)	(81)
Operating lease right-of-use assets	(2,751)	(3,174)
Gross deferred tax liabilities	(44,023)	(3,255)
Net deferred tax assets before valuation allowance	108,442	127,818
Valuation allowance	(124,295)	(127,818)
Net deferred tax assets/(liabilities)	$ (15,853)	$ 0